UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Deep Value ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 18.4%
386,822	AT&T, Inc.	$11,829,017
1,029,377	CenturyLink, Inc.	10,756,989
752,730	Viacom, Inc. - Class B	21,851,752
		44,437,758
	Consumer Discretionary - 38.2% ♦
278,305	Foot Locker, Inc.	10,951,302
807,972	Gap, Inc.	15,092,917
549,768	H&R Block, Inc.	14,431,410
169,983	Kohl’s Corporation	8,383,562
482,153	L Brands, Inc.	10,829,156
607,280	Macy’s, Inc.	12,491,750
207,914	Nordstrom, Inc.	6,507,708
444,550	PulteGroup, Inc.	13,781,050
		92,468,855
	Energy - 3.7%
235,309	HollyFrontier Corporation	8,937,036
	Financials - 4.9%
373,446	Franklin Resources, Inc.	11,883,052
	Health Care - 6.2%
285,920	CVS Health Corporation	14,973,630
	Information Technology - 15.3%
623,809	HP, Inc.	11,652,752
257,232	Seagate Technology plc	10,765,159
393,491	Western Digital Corporation	14,645,735
		37,063,646
	Materials - 12.9%
985,255	Freeport-McMoRan, Inc.	9,566,826
133,314	LyondellBasell Industries NV - Class A	9,898,565
355,879	Newmont Goldcorp Corporation	11,776,036
		31,241,427
	TOTAL COMMON STOCKS (Cost $286,710,314)	241,005,404

	SHORT-TERM INVESTMENTS - 0.0% +
35,530	Invesco Short Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.30%*	35,530
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,530)	35,530
	TOTAL INVESTMENTS - 99.6% (Cost $286,745,844)	241,040,934
	Other Assets in Excess of Liabilities - 0.4%	984,479
	NET ASSETS - 100.0%	$242,025,413

Percentages are stated as a percent of net assets.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$241,005,404	$-	$-	$241,005,404
Short-Term Investments	35,530	-	-	35,530
Total Investments in Securities	$241,040,934	$-	$-	$241,040,934
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        July 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        July 19, 2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        July 19, 2019

* Print the name and title of each signing officer under his or her signature.